Variable Annuity Account G
Statement of Assets and Liabilities - December 31, 1999



ASSETS:
Investments, at net asset value: (Note 1)

                                                                                Net
                                                Shares           Cost           Assets
                                                ------           ----           ------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                    637,599     $ 26,932,506     $ 52,480,754
  Bond Fund/VA:                                 642,388        7,634,022        7,400,304
  Capital Appreciation Fund/VA:                 940,621       28,997,175       46,880,528
  Global Securities Fund/VA:                  1,080,654       21,359,950       36,104,664
  High Income Fund/VA:                        1,094,571       12,066,340       11,733,796
  Money Fund/VA:                              7,261,390        7,259,084        7,261,390
  Multiple Strategies Fund/VA:                1,459,271       22,790,656       25,478,869
  Strategic Bond Fund/VA:                     1,606,728        8,191,312        7,985,436
                                                            ------------     ------------
NET ASSETS                                                  $135,231,045     $195,325,741
                                                            ============     ============


Net assets represented by:

Reserves for annuity contracts in accumulation period: (Notes 1 and 6)

Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ..................................   $ 52,480,754
 Bond Fund/VA:
  Annuity contracts in accumulation ..................................      7,400,304
 Capital Appreciation Fund/VA:
  Annuity contracts in accumulation ..................................     46,880,528
 Global Securities Fund/VA:
  Annuity contracts in accumulation ..................................     36,104,664
 High Income Fund/VA:
  Annuity contracts in accumulation ..................................     11,733,796
 Money Fund/VA:
  Annuity contracts in accumulation ..................................      7,261,390
 Multiple Strategies Fund/VA:
  Annuity contracts in accumulation ..................................     25,478,869
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ..................................      7,985,436
                                                                         ------------
                                                                         $195,325,741
                                                                         ============



See Notes to Financial Statements

Variable Annuity Account G

STATEMENT OF OPERATIONS


                                                                  Year Ended
                                                               December 31, 1999
                                                               -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................    $  9,396,460
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................      (2,649,388)
                                                                  ------------
Net investment income ........................................    $  6,747,072
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................    $125,128,905
 Cost of investments sold ....................................     101,271,790
                                                                  ------------
  Net realized gain on investments ...........................      23,857,115
                                                                  ------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................      31,258,168
 End of year .................................................      60,094,696
                                                                  ------------
  Net change in unrealized gain on investments ...............      28,836,528
                                                                  ------------
Net realized and unrealized gain on investments ..............      52,693,643
                                                                  ------------
Net increase in net assets resulting from operations .........    $ 59,440,715
                                                                  ============

See Notes to Financial Statements

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                               Year Ended December 31,
                                                                                1999              1998
                                                                          ---------------   ----------------
FROM OPERATIONS:
Net investment income .................................................    $   6,747,072     $  14,441,131
Net realized gain on investments ......................................       23,857,115        18,329,860
Net change in unrealized gain on investments ..........................       28,836,528        (8,603,889)
                                                                           -------------     -------------
Net increase in net assets resulting from operations ..................       59,440,715        24,167,102
                                                                           -------------     -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ...........................          557,392           675,807
Transfers from the Company's fixed account options ....................            4,474                 0
Redemptions by contract holders .......................................       (1,683,454)       (1,382,953)
Transfer from other variable annuity accounts .........................      (97,250,021)      (87,122,422)
Other .................................................................          123,288            39,729
                                                                           -------------     -------------
 Net (decrease) in net assets from unit transactions (Note 6) .........      (98,248,321)      (87,789,839)
                                                                           -------------     -------------
Change in net assets ..................................................      (38,807,606)      (63,622,737)
NET ASSETS:
Beginning of year .....................................................      234,133,347       297,756,084
                                                                           -------------     -------------
End of year ...........................................................    $ 195,325,741     $ 234,133,347
                                                                           =============     =============


See Notes to Financial Statements

Variable Annuity Account G
Condensed Financial Information - Year Ended December 31, 1999


------------------------------------------------------------------------------------------------------------------------
                                           Value
                                          Per Unit             Increase (Decrease)            Units
                                 --------------------------        in Value of             Outstanding       Reserves
                                  Beginning       End of           Accumulation               at End          at End
                                   of Year         Year                Unit                  of Year          of Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA:
CLIAC I                           $  37.962     $  68.768             81.15%              763,158.0        $ 52,480,754
------------------------------------------------------------------------------------------------------------------------
Bond Fund/VA:
CLIAC I                              17.014        16.531             (2.84%)             447,659.3           7,400,304
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund/VA:
CLIAC I                              38.044        53.169             39.76%              881,725.2          46,880,528
------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA:
CLIAC I                              24.087        37.663             56.36%              958,625.4          36,104,664
------------------------------------------------------------------------------------------------------------------------
High Income Fund/VA:
CLIAC I                              24.187        24.886              2.89%              471,505.1          11,733,796
------------------------------------------------------------------------------------------------------------------------
Money Fund/VA:
CLIAC I                              13.429        13.907              3.56%              522,143.4           7,261,390
------------------------------------------------------------------------------------------------------------------------
Multiple Strategies Fund/VA:
CLIAC I                              23.159        25.544             10.30%              997,438.8          25,478,869
------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA:
CLIAC I                              13.436        13.630              1.44%              585,872.6           7,985,436
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $195,325,741
========================================================================================================================


  CLIAC I      Certain Individual contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts.


See Notes to Financial Statements

Variable Annuity Account G

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

   Variable Annuity Account G (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with the individual deferred variable annuity contracts originally issued by Confederation Life Insurance and Annuity Company. The Contract allows tax-deferred capital accumulation under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on October 2, 1995.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

   Oppenheimer Funds:
   o Aggressive Growth Fund/VA
   o Bond Fund/VA
   o Capital Appreciation Fund/VA
   o Global Securities Fund/VA
   o High Income Fund/VA
   o Money Fund/VA
   o Multiple Strategies Fund/VA
   o Strategic Bond Fund/VA

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions
   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income
   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statement of Operations.

4. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $33,627,656 and $125,128,905.

Variable Annuity Account G

5.  Supplemental Information to Statements of Operations


--------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                      Valuation       Proceeds        Cost of
                                                       Period           from        Investments
                                      Dividends      Deductions         Sales           Sold
--------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (1)
Annuity contracts in accumulation    $        0     ($   578,402)   $ 22,957,073   $ 16,274,773
--------------------------------------------------------------------------------------------------
 Bond Fund/VA: (2)
Annuity contracts in accumulation       508,922         (122,218)      5,120,823      4,959,801
--------------------------------------------------------------------------------------------------
 Capital Appreciation Fund/VA: (3)
Annuity contracts in accumulation     1,953,203         (618,065)     24,429,144     14,821,814
--------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (4)
Annuity contracts in accumulation     1,560,693         (436,331)     18,265,335     12,569,302
--------------------------------------------------------------------------------------------------
 High Income Fund/VA: (5)
Annuity contracts in accumulation     1,281,353         (219,710)     13,119,190     13,759,479
--------------------------------------------------------------------------------------------------
 Money Fund/VA: (6)
Annuity contracts in accumulation       417,306         (116,714)     17,778,597     17,767,964
--------------------------------------------------------------------------------------------------
 Multiple Strategies Fund/VA: (7)
Annuity contracts in accumulation     3,036,551         (421,973)     18,261,054     15,693,513
--------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (8)
Annuity contracts in accumulation       638,432         (135,975)      5,197,689      5,425,144
--------------------------------------------------------------------------------------------------
Total Variable Annuity Account G     $9,396,460     ($ 2,649,388)   $125,128,905   $101,271,790
==================================================================================================



-------------------------------------------------------------------------------------------------------------------------
                                                             Net Unrealized
                                                              Gain (Loss)                  Net                Net
Year Ended December 31, 1999               Net       ------------------------------     Change in     Increase (Decrease)
                                        Realized                                       Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End         Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year     on Investments       Operations
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (1)
Annuity contracts in accumulation     $ 6,682,300      $ 5,370,139    $25,548,248     $ 20,178,109       $26,282,007
-------------------------------------------------------------------------------------------------------------------------
 Bond Fund/VA: (2)
Annuity contracts in accumulation         161,022          580,059       (233,718)        (813,777)         (266,051)
-------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund/VA: (3)
Annuity contracts in accumulation       9,607,330       13,738,433     17,883,353        4,144,920        15,087,388
-------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (4)
Annuity contracts in accumulation       5,696,033        7,268,247     14,744,714        7,476,467        14,296,862
-------------------------------------------------------------------------------------------------------------------------
 High Income Fund/VA: (5)
Annuity contracts in accumulation        (640,289)        (496,308)      (332,544)         163,764           585,118
-------------------------------------------------------------------------------------------------------------------------
 Money Fund/VA: (6)
Annuity contracts in accumulation          10,633            8,367          2,306           (6,061)          305,164
-------------------------------------------------------------------------------------------------------------------------
 Multiple Strategies Fund/VA: (7)
Annuity contracts in accumulation       2,567,541        4,829,304      2,688,213       (2,141,091)        3,041,028
-------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (8)
Annuity contracts in accumulation        (227,455)         (40,073)      (205,876)        (165,803)          109,199
-------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account G      $23,857,115      $31,258,168    $60,094,696     $ 28,836,528       $59,440,715
=========================================================================================================================

(1) - Effective May 1, 1999, Aggressive Growth Fund/OVAF's name changed to Aggressive Growth Fund/VA.
(2) - Effective May 1, 1999, Bond Fund/OVAF's name changed to Bond Fund/VA.
(3) - Effective May 1, 1999, Growth Fund/OVAF's name changed to Capital Appreciation Fund/VA.
(4) - Effective May 1, 1999, Global Securities Fund/OVAF's name changed to Global Securities Fund/VA.
(5) - Effective May 1, 1999, High Income Fund/OVAF's name changed to High Income Fund/VA.
(6) - Effective May 1, 1999, Money Fund/OVAF's name changed to Money Fund/VA.
(7) - Effective May 1, 1999, Multiple Strategies Fund/OVAF's name changed to Multiple Strategies Fund/VA.
(8) - Effective May 1, 1999, Strategic Bond Fund/OVAF's name changed to Strategic Bond Fund/VA.

Variable Annuity Account G

6.  Supplemental Information to Statements of Changes in Net Assets


-------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                Net
                                                           Net           Change in
                                           Net          Realized        Unrealized
                                       Investment      Gain (Loss)      Gain (Loss)
                                         Income      on Investments   on Investments
-------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (1)
 Annuity contracts in accumulation     ($ 578,402)    $ 6,682,300      $ 20,178,109
-------------------------------------------------------------------------------------
  Bond Fund/VA: (2)
 Annuity contracts in accumulation        386,704         161,022          (813,777)
-------------------------------------------------------------------------------------
  Capital Appreciation Fund/VA: (3)
 Annuity contracts in accumulation      1,335,138       9,607,330         4,144,920
-------------------------------------------------------------------------------------
  Global Securities Fund/VA: (4)
 Annuity contracts in accumulation      1,124,362       5,696,033         7,476,467
-------------------------------------------------------------------------------------
  High Income Fund/VA: (5)
 Annuity contracts in accumulation      1,061,643        (640,289)          163,764
-------------------------------------------------------------------------------------
  Money Fund/VA: (6)
 Annuity contracts in accumulation        300,592          10,633            (6,061)
-------------------------------------------------------------------------------------
  Multiple Strategies Fund/VA: (7)
 Annuity contracts in accumulation      2,614,578       2,567,541        (2,141,091)
-------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (8)
 Annuity contracts in accumulation        502,457        (227,455)         (165,803)
-------------------------------------------------------------------------------------
 Total Variable Annuity Account G      $6,747,072     $23,857,115      $ 28,836,528
=====================================================================================



----------------------------------------------------------------------------------------
Year Ended December 31, 1999                Net
                                      Increase (Decrease)           Net Assets
                                         in Net Assets    ------------------------------
                                           from Unit         Beginning         End
                                         Transactions         of Year        of Year
----------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (1)
 Annuity contracts in accumulation      ($ 20,549,878)     $ 46,748,625   $ 52,480,754
----------------------------------------------------------------------------------------
  Bond Fund/VA: (2)
 Annuity contracts in accumulation         (4,320,633)       11,986,988      7,400,304
----------------------------------------------------------------------------------------
  Capital Appreciation Fund/VA: (3)
 Annuity contracts in accumulation        (20,856,804)       52,649,944     46,880,528
----------------------------------------------------------------------------------------
  Global Securities Fund/VA: (4)
 Annuity contracts in accumulation        (16,369,756)       38,177,558     36,104,664
----------------------------------------------------------------------------------------
  High Income Fund/VA: (5)
 Annuity contracts in accumulation         (9,972,721)       21,121,399     11,733,796
----------------------------------------------------------------------------------------
  Money Fund/VA: (6)
 Annuity contracts in accumulation         (4,159,413)       11,115,639      7,261,390
----------------------------------------------------------------------------------------
  Multiple Strategies Fund/VA: (7)
 Annuity contracts in accumulation        (17,549,035)       39,986,876     25,478,869
----------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (8)
 Annuity contracts in accumulation         (4,470,081)       12,346,318      7,985,436
----------------------------------------------------------------------------------------
 Total Variable Annuity Account G       ($ 98,248,321)     $234,133,347   $195,325,741
========================================================================================

(1) - Effective May 1, 1999, Aggressive Growth Fund/OVAF's name changed to Aggressive Growth Fund/VA.
(2) - Effective May 1, 1999, Bond Fund/OVAF's name changed to Bond Fund/VA.
(3) - Effective May 1, 1999, Growth Fund/OVAF's name changed to Capital Appreciation Fund/VA.
(4) - Effective May 1, 1999, Global Securities Fund/OVAF's name changed to Global Securities Fund/VA.
(5) - Effective May 1, 1999, High Income Fund/OVAF's name changed to High Income Fund/VA.
(6) - Effective May 1, 1999, Money Fund/OVAF's name changed to Money Fund/VA.
(7) - Effective May 1, 1999, Multiple Strategies Fund/OVAF's name changed to Multiple Strategies Fund/VA.
(8) - Effective May 1, 1999, Strategic Bond Fund/OVAF's name changed to Strategic Bond Fund/VA.

Variable Annuity Account G

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                Net
                                                           Net           Change in
                                           Net          Realized        Unrealized
                                       Investment      Gain (Loss)      Gain (Loss)
                                         Income      on Investments   on Investments
-------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund: (1)
 Annuity contracts in accumulation    $   830,331     $ 2,804,174       $ 1,143,572
-------------------------------------------------------------------------------------
  Bond Fund:
 Annuity contracts in accumulation        280,007         270,598           158,147
-------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation      4,113,604       4,693,419        (3,820,014)
-------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation      4,521,982       6,785,886          (685,096)
-------------------------------------------------------------------------------------
  High Income Fund:
 Annuity contracts in accumulation      1,191,288         835,183        (2,048,286)
-------------------------------------------------------------------------------------
  Money Fund:
 Annuity contracts in accumulation        499,323          (4,683)            7,780
-------------------------------------------------------------------------------------
  Multiple Strategies Fund:
 Annuity contracts in accumulation      2,721,569       2,646,385        (3,014,019)
-------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation        283,027         298,898          (345,973)
-------------------------------------------------------------------------------------
 Total Variable Annuity Account G     $14,441,131     $18,329,860      ($ 8,603,889)
=====================================================================================



----------------------------------------------------------------------------------------
Year Ended December 31, 1998                 Net
                                      Increase (Decrease)           Net Assets
                                         in Net Assets    ------------------------------
                                           from Unit         Beginning         End
                                         Transactions         of Year        of Year
----------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund: (1)
 Annuity contracts in accumulation      ($ 16,005,524)     $ 57,976,072   $ 46,748,625
----------------------------------------------------------------------------------------
  Bond Fund:
 Annuity contracts in accumulation         (4,321,837)       15,600,073     11,986,988
----------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation        (15,487,479)       48,678,028     38,177,558
----------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation        (14,806,302)       56,833,474     52,649,944
----------------------------------------------------------------------------------------
  High Income Fund:
 Annuity contracts in accumulation        (13,304,629)       34,447,843     21,121,399
----------------------------------------------------------------------------------------
  Money Fund:
 Annuity contracts in accumulation         (1,483,645)       12,096,864     11,115,639
----------------------------------------------------------------------------------------
  Multiple Strategies Fund:
 Annuity contracts in accumulation        (17,904,867)       55,537,808     39,986,876
----------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation         (4,475,556)       16,585,922     12,346,318
----------------------------------------------------------------------------------------
 Total Variable Annuity Account G       ($ 87,789,839)     $297,756,084   $234,133,347
========================================================================================

(1) - Effective May 1, 1998, Capital Appreciation Fund's name changed to Aggressive Growth Fund.

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account G:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account G (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account G as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                            /s/ KPMG LLP


Hartford, Connecticut
February 11, 2000